Investment Strategy	Feb. 01, 2026
VanEck Alternative Asset Manager ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Alternative Asset Managers Index is comprised of equity securities of companies in the alternative asset management industry. Alternative asset management companies are those with a significant portion of their revenue or operating assets from private equity and other alternative asset investing such as: private debt (commonly referred to as private credit), venture capital, buy-outs, private real estate, and private infrastructure. To be initially eligible to for inclusion in the Alternative Asset Managers Index, companies must derive at least 75% of their revenue or operating assets from alternative asset investing.
Alternative asset management companies may include small, medium- and large-capitalization companies which must be domiciled and listed in the U.S., Canadian and developed European markets, as further described in the section titled “MarketVector Alternative Asset Managers Index”. The Fund may invest in depositary receipts and securities denominated in foreign currencies. As of December 31, 2025, the Alternative Asset Managers Index included 20 securities of companies with a market capitalization range of between approximately $1.8 billion and $113.8 billion and a weighted average market capitalization of $57.8 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Alternative Asset Managers Index is published by MarketVector Indexes GmbH (the “Index provider”) which is a wholly owned subsidiary of the Adviser. The Alternative Asset Managers Index is reconstituted semiannually and rebalanced quarterly.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Alternative Asset Managers Index by investing in a portfolio of securities that generally tracks the Alternative Asset Managers Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Alternative Asset Managers Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to track the Alternative Asset Managers Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Alternative Asset Managers Index concentrates in an industry or group of industries. As of September 30, 2025, the financials sector represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Alternative Asset Managers Index concentrates in an industry or group of industries. As of September 30, 2025, the financials sector represented a significant portion of the Fund.
VanEck Biotech ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Biotech Index includes common stocks and depositary receipts of U.S. exchange-listed companies in the biotechnology industry. Such companies may include medium-capitalization companies and foreign companies that are listed on a U.S. exchange. To be initially eligible for the Biotech Index, companies must generate at least 50% of their revenues from biotechnology. Biotechnology includes companies engaged primarily in research (including research contractors) and development as well as production, marketing and sales of drugs based on genetic analysis and diagnostic equipment (excluding pharmacies). Of the largest 50 stocks in the biotechnology industry by full market capitalization, the top 25 by free-float market capitalization (i.e., includes only shares that are readily available for trading in the market) and three month average daily trading volume are included in the Biotech Index. As of December 31, 2025, the Biotech Index included 25 securities of companies with a market capitalization range of between approximately $9.16 billion and $176.26 billion and a weighted average market capitalization of $80.47 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Biotech Index by investing in a portfolio of securities that generally replicates the Biotech Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Biotech Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Biotech Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940 and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Biotech Index concentrates in an industry or group of industries. As of September 30, 2025, each of the biotechnology and life sciences tools & services industries represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Biotech Index concentrates in an industry or group of industries. As of September 30, 2025, each of the biotechnology and life sciences tools & services industries represented a significant portion of the Fund.
VanEck Digital Transformation ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities of Digital Transformation Companies. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Digital Transformation Index is a global index that tracks the performance of Digital Transformation Companies. “Digital Transformation Companies” are companies (i) that operate digital asset exchanges, operate payment gateways (i.e., a merchant service that authorizes direct payments processing for businesses), engage in and/or assist with the digital asset mining operations, provide software services, equipment and technology or services to digital asset operations, operate digital asset infrastructure businesses, or facilitate commerce with the use of digital assets (these items are collectively referred to herein as “digital asset projects”) and/or (ii) that own a material amount of digital assets or otherwise generate revenues related to digital asset projects.
The Fund will not invest in digital assets (including cryptocurrencies) (i) directly or (ii) indirectly through the use of digital asset derivatives. The Fund also will not invest in initial coin offerings. Therefore the Fund is not expected to track the price movement of any digital asset. The Fund may, however, have indirect exposure to digital assets by virtue of its investments in Digital Transformation Companies that use one or more digital assets as part of their business activities or that hold digital assets as proprietary investments.
To be initially eligible for inclusion in the Digital Transformation Index, a company must (i) generate at least 50% of its revenues from digital assets or digital asset projects; and/or (ii) have at least 50% of its assets invested in direct digital asset holdings or digital asset projects. The Digital Transformation Index currently includes a minimum of 20 Digital Transformation Index components.
“Digital assets” are assets issued and transferred using distributed ledger or blockchain technology. As used herein, “digital assets” refers to all digital assets, including both digital asset securities (i.e., digital assets that are securities under U.S. securities laws) and cryptocurrencies. Many digital assets and, consequently, many Digital Transformation Companies, rely on “blockchain” technologies. A “blockchain” is a peer-to-peer shared, distributed ledger that facilitates the process of recording transactions and tracking assets in a business network. A blockchain stores transaction data in “blocks” that are linked together to form a “chain.” As the number of transactions grow, so does the blockchain. Blocks record and confirm the time and sequence of transactions, which are then logged into the blockchain, within a discrete network governed by rules agreed on by the network participants. Although initially associated with digital commodities, it can be used to track tangible, intangible and digital assets and companies in all business sectors.
Digital Transformation Companies may include small- and medium-capitalization companies and foreign and emerging market issuers, and the Fund may invest in depositary receipts and securities denominated in foreign currencies. As of December 31, 2025, the Digital Transformation Index included 21 securities of companies with a market capitalization range of between approximately $610 million and $60.77 billion and a weighted average market capitalization of $16.65 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Digital Transformation Index by investing in a portfolio of securities that generally replicates the Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Digital Transformation Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to track the Digital Transformation Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940 and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Digital Transformation Index concentrates in an industry or group of industries. As of September 30, 2025, each of the information technology and financials sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities of Digital Transformation Companies. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Digital Transformation Index is a global index that tracks the performance of Digital Transformation Companies.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Digital Transformation Index concentrates in an industry or group of industries. As of September 30, 2025, each of the information technology and financials sectors represented a significant portion of the Fund.
VanEck Energy Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Energy Income Index is a rules-based index designed to give investors a means to track the overall performance of North American companies involved in the midstream energy segment, which includes master limited partnerships (“MLPs”) and corporations involved in oil and gas storage and transportation. The Energy Income Index is entirely comprised of companies involved in the midstream energy segment and includes common stock of corporations and equity securities of MLPs and MLP affiliates. “Oil and gas storage and transportation” companies may include those involved in oil and gas pipelines, storage facilities, and other activities associated with transporting, storing, and gathering natural gas, natural gas liquids, crude oil or refined products. To be initially eligible for the Energy Income Index, companies must generate at least 50% of their revenues from oil and gas storage and transportation (as defined above). Such companies may include medium- and large-capitalization companies and North American issuers, including Canadian issuers. As of December 31, 2025, the Energy Income Index included 30 securities of companies with a market capitalization range of approximately $1.4 billion and $104.3 billion and a weighted average market capitalization of $41.5 billion. The Energy Income Index is rebalanced quarterly. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Energy Income Index by investing in a portfolio of securities that generally replicates the Energy Income Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Energy Income Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Energy Income Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of September 30, 2025, the energy sector represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of September 30, 2025, the energy sector represented a significant portion of the Fund.
VanEck Environmental Services ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Environmental Services Index is a modified market-capitalization weighted, float-adjusted index comprised of publicly traded companies primarily involved in environmental consulting and modeling, wastewater management and drainage solutions (excluding water utilities), general waste management services, environmental remediation and protection, air filtration (non-industrial end market) and carbon capture technologies, or waste-to-energy and biofuels (excluding some types of recycling). Such components may include companies of any market capitalization. As of December 31, 2025, the Environmental Services Index included 26 securities of companies with a market capitalization range of between approximately $710 million and $88.51 billion and a weighted average market capitalization of $29.95 billion. Although as of December 31, 2025, the Index included mostly large capitalization stocks, these amounts are subject to change. The Index may include foreign companies. As of December 31, 2025, the Index had significant exposure to companies in the United States and Canada. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Environmental Services Index by investing in a portfolio of equity securities that generally tracks the Environmental Services Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Environmental Services Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to track the Environmental Services Index. Due to the change in benchmark index from the NYSE® Arca Environmental Services Index (the “Prior Index”) to the Environmental Services Index as of the close of business on December 19, 2025, the Fund may experience higher levels of turnover in the current year than in previous years.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940 and, therefore, may invest a greater percentage of assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Environmental Services Index concentrates in an industry or group of industries. As of December 31, 2025, each of the environmental services, industrials and basic materials sectors represented a significant portion of the Environmental Services Index. The Environmental Services Index is published by MarketVector Indexes GmbH (the “Index Provider”), which is a wholly owned subsidiary of the Adviser.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
VanEck Fabless Semiconductor ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Fabless Index is composed of U.S.-listed common stocks of companies that derive at least 50% of their revenues from the semiconductor industry and operate as fabless semiconductor companies. A fabless semiconductor company is generally defined as an advanced chip designer without a production line. More specifically, a fabless semiconductor company is engaged in the design and sale of semiconductors and hardware while outsourcing most semiconductor fabrication and product manufacturing. Furthermore, the Fabless Index does not currently include companies engaged in the production of equipment used in the manufacturing of semiconductors or semiconductor materials used in visual displays.
Semiconductor design companies may include small, medium- and large-capitalization companies which may be domiciled outside the U.S., including in emerging market countries. The Fund may invest in depositary receipts and securities denominated in foreign currencies. As of December 31, 2025, the Fabless Index included 22 securities of companies with a market capitalization range of between approximately $1.97 billion and $4.53 trillion and a weighted average market capitalization of $1.25 trillion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fabless Index is published by MarketVector Indexes GmbH (the “Index Provider”) which is a wholly owned subsidiary of the Adviser. The Fabless Index is reconstituted semiannually and rebalanced quarterly.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Fabless Index by investing in a portfolio of securities that generally replicates the Fabless Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Fabless Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Fabless Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940 and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Fabless Index concentrates in an industry or group of industries. As of September 30, 2025, the semiconductor industry represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Fabless Index concentrates in an industry or group of industries. As of September 30, 2025, the semiconductor industry represented a significant portion of the Fund.
VanEck Gaming ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. To be initially eligible for the Gaming Index, companies must generate at least 50% of their revenues from gaming. Gaming includes casinos and casino hotels, sports betting (including internet gambling and racetracks) and lottery services as well as gaming services, gaming technology and gaming equipment. Such companies may include small- and medium-capitalization companies and foreign companies that are listed on a U.S. or foreign exchanges. As of December 31, 2025, the Gaming Index included 34 securities of companies with a market capitalization range of between approximately $1.17 billion and $44.13 billion and a weighted average market capitalization of $17 billion. These amounts are subject to change. As of September 30, 2025, a significant portion of the Fund’s assets was invested in securities of Asian, Australian and European issuers. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Gaming Index by investing in a portfolio of securities that generally replicates the Gaming Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Gaming Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Gaming Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940 and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Gaming Index concentrates in an industry or group of industries. As of September 30, 2025, the consumer discretionary and real estate sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Gaming Index concentrates in an industry or group of industries. As of September 30, 2025, the consumer discretionary and real estate sectors represented a significant portion of the Fund.
VanEck Pharmaceutical ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Pharmaceutical Index includes common stocks and depositary receipts of U.S. exchange-listed companies in the pharmaceutical industry. Such companies may include medium-capitalization companies and foreign companies that are listed on a U.S. exchange. To be initially eligible for the Pharmaceutical Index, companies must generate at least 50% of their revenues from pharmaceuticals. Pharmaceuticals include companies engaged primarily in research (including research contractors) and development as well as production, marketing and sales of pharmaceuticals (excluding pharmacies). Of the largest 50 stocks in the pharmaceutical industry by full market capitalization, the top 25 by free-float market capitalization (i.e., includes only shares that are readily available for trading in the market) and three month average daily trading volume are included in the Pharmaceutical Index. As of December 31, 2025, the Pharmaceutical Index included 25 securities of companies with a market capitalization range of between approximately $1.86 billion and $1.01 trillion and a weighted average market capitalization of $357.96 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Pharmaceutical Index by investing in a portfolio of securities that generally replicates the Pharmaceutical Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Pharmaceutical Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Pharmaceutical Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940 and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Pharmaceutical Index concentrates in an industry or group of industries. As of September 30, 2025, the pharmaceutical industry and the health care sector represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Pharmaceutical Index concentrates in an industry or group of industries. As of September 30, 2025, the pharmaceutical industry and the health care sector represented a significant portion of the Fund.
VanEck Retail ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. To be initially eligible for the Retail Index, companies must generate at least 50% of their revenues from retail. Retail includes companies engaged primarily in retail distribution; wholesalers; online, direct mail and TV retailers; multi-line retailers; specialty retailers, such as apparel, automotive, computer and electronics, drug, home improvement and home furnishing retailers; and food and other staples retailers. Of the largest 50 stocks in the retail industry by full market capitalization, the top 25 by free-float market capitalization (i.e., includes only shares that are readily available for trading in the market) and three month average daily trading volume are included in the Retail Index. Such companies may include foreign companies that are listed on a U.S. exchange. As of December 31, 2025, the Retail Index included 25 securities of companies with a market capitalization range of between approximately $14.06 billion and $2.4 trillion and a weighted average market capitalization of $689.74 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Retail Index by investing in a portfolio of securities that generally replicates the Retail Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Retail Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Retail Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940 and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Retail Index concentrates in an industry or group of industries. As of September 30, 2025, each of the consumer discretionary, consumer staples and health care sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Retail Index concentrates in an industry or group of industries. As of September 30, 2025, each of the consumer discretionary, consumer staples and health care sectors represented a significant portion of the Fund.
VanEck Robotics ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in Robotics Companies. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Robotics Index is published by MarketVector Indexes GmbH (the "Index provider"), an indirectly wholly owned subsidiary of the Adviser. The Robotics Index is comprised of equity securities, which may include depositary receipts of global exchange-listed companies in the robotics industry. “Robotics Companies” are companies that derive at least 50% of their revenue from: (i) robotics manufacturing or industrial automation systems, (ii) additive manufacturing or 3D printing (including 3D printing equipment, materials or related software or services), (iii) robotics or manufacturing related software and Computer Aided Design software (CAD) (i.e., the use of computer-based software to aid in design processes to optimize the user's workflow and increase productivity), (iv) machine vision technology, (v) robotic surgical systems, or (vi) semiconductor manufacturing systems.
Additionally, the Fund may invest up to 20% of its assets in companies that offer embedded machine learning chips and generate at least 25% of their revenues from these robotics sub-themes.
Robotics Companies may include medium- and large-capitalization companies and the Fund may invest in depositary receipts and securities denominated in foreign currencies. As of December 31, 2025, the Robotics Index included 65 securities of companies with a market capitalization range of between approximately $550 million and $4.53 trillion and a weighted average market capitalization of $293.35 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders. The Index provider reconstitutes and rebalances the Robotics Index semiannually.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Robotics Index by investing in a portfolio of securities that generally replicates the Robotics Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Robotics Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to track the Robotics Index.
The Adviser anticipates that the Fund generally will use a replication strategy for tracking the performance of the Robotics Index. A replication strategy is an indexing strategy that involves investing in the securities of the Robotics Index in approximately the same proportions as in the Robotics Index. However, the Fund may utilize a representative sampling strategy with respect to the Robotics Index when a replication strategy might be detrimental or disadvantageous to shareholders, including as a result of legal restrictions or limitations (such as fundamental and non-fundamental investment restrictions and tax diversification requirements) that apply to the Fund but not the Robotics Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940 and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Robotics Index concentrates in an industry or group of industries. As of September 30, 2025, each of the information technology and industrials sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in Robotics Companies. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Robotics Index concentrates in an industry or group of industries. As of September 30, 2025, each of the information technology and industrials sectors represented a significant portion of the Fund.
VanEck Semiconductor ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Semiconductor Index includes common stocks and depositary receipts of U.S. exchange-listed companies in the semiconductor industry. Such companies may include medium-capitalization companies and foreign companies that are listed on a U.S. exchange. To be initially eligible for the Semiconductor Index, companies must generate at least 50% of their revenues from semiconductors. Semiconductors include companies engaged primarily in the production of semiconductors and semiconductor equipment. Of the largest 50 stocks in the semiconductor industry by full market capitalization, the top 25 by free-float market capitalization (i.e., includes only shares that are readily available for trading in the market) and three month average daily trading volume are included in the Semiconductor Index. As of December 31, 2025, the Semiconductor Index included 25 securities of companies with a market capitalization range of between approximately $5.5 billion and $4.53 trillion and a weighted average market capitalization of $1.37 trillion. These amounts are subject to change. As of September 30, 2025, a significant portion of the Fund’s assets was invested in securities of United States and Taiwanese issuers. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Semiconductor Index by investing in a portfolio of securities that generally replicates the Semiconductor Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Semiconductor Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Semiconductor Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940 and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Semiconductor Index concentrates in an industry or group of industries. As of September 30, 2025, the semiconductor industry, including semiconductor materials and equipment, represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Semiconductor Index concentrates in an industry or group of industries. As of September 30, 2025, the semiconductor industry, including semiconductor materials and equipment, represented a significant portion of the Fund.
VanEck Video Gaming and eSports ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The eSports Index is a global index that tracks the performance of the global video gaming and eSports (also known as electronic sports) segment. To be initially eligible for the eSports Index, a company is generally considered by the Index provider to be part of the global video gaming and eSports segment if the company generates at least 50% of its revenues from video gaming and/or eSports. These companies may include those that develop video games and related software or hardware such as computer processors and graphics cards used in video gaming systems and related hardware such as controllers, headsets, and video gaming consoles. They may also include those that offer streaming services, develop video games and/or hardware for use in eSports events and are involved in eSports events such as league operators, teams, distributors and platforms.
Video gaming and eSports companies may include small- and medium-capitalization companies and foreign and emerging market issuers, and the Fund may invest in depositary receipts and securities denominated in foreign currencies. As of December 31, 2025, the eSports Index included 25 securities of companies with a market capitalization range of between approximately $1.46 billion and $697.21 billion and a weighted average market capitalization of $85.30 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the eSports Index by investing in a portfolio of securities that generally replicates the eSports Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the eSports Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the eSports Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940 and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the eSports Index concentrates in an industry or group of industries. As of September 30, 2025, each of the communication services and consumer discretionary sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the eSports Index concentrates in an industry or group of industries. As of September 30, 2025, each of the communication services and consumer discretionary sectors represented a significant portion of the Fund.
VanEck Durable High Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Morningstar US Dividend Valuation Index is comprised of securities of companies with a high dividend yield, strong financial health and an attractive uncertainty-adjusted valuation. Companies are selected by Morningstar, Inc. (“Morningstar” or the “Index provider”) from the universe of companies represented in the Morningstar® US Market IndexSM (the “Parent Index”), a broad market index representing 97% of U.S. market capitalization that meet certain trading frequency, exchange listing and liquidity requirements. The Morningstar US Dividend Valuation Index targets a select group of eligible securities from the Parent Index that rank in: (i) the top 50% as measured by trailing twelve month dividend yield; (ii) the top 50% of their Morningstar sector peer group as measured by its distance to default score; and (iii) the top 70% of Morningstar’s star score metric. Morningstar also utilizes a momentum screen, in which momentum represents a security’s 12-month total return. A momentum signal is used to exclude 30% of the stocks in the Parent Index with the worst 12-month momentum based on a 12-month total return of each stock. An eligible security must meet each of these independent criteria to qualify for inclusion in the Morningstar US Dividend Valuation Index. Buffers are applied around the targeted thresholds to mitigate turnover. Distance to default score is a measure of the financial stability of a company as determined by recent market data and financial accounting reports. Morningstar’s star score metric represents uncertainty-adjusted security valuation, which reflects the relationship between a company’s market price and its fair value (as determined by Morningstar’s standardized, proprietary valuation model).
As of December 31, 2025, the US Dividend Valuation Index included 69 securities of companies with a full market capitalization range of between approximately $4.63 billion and $507.47 billion and a weighted average full market capitalization of $172.29 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders. The Morningstar US Dividend Valuation Index is reconstituted and rebalanced semi-annually.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Morningstar US Dividend Valuation Index by investing in a portfolio of securities that generally replicates the Morningstar US Dividend Valuation Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Morningstar US Dividend Valuation Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Morningstar US Dividend Valuation Index.
The Fund may become “non-diversified” as defined under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Morningstar US Dividend Valuation Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the Morningstar US Dividend Valuation Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Morningstar US Dividend Valuation Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Morningstar US Dividend Valuation Index concentrates in an industry or group of industries. As of September 30, 2025, each of the health care, consumer staples, utilities and energy sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Morningstar US Dividend Valuation Index concentrates in an industry or group of industries. As of September 30, 2025, each of the health care, consumer staples, utilities and energy sectors represented a significant portion of the Fund.
VanEck Long/Flat Trend ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that track and/or comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The NDR CMG Index is a rules-based index that follows a proprietary model developed by Ned Davis Research, Inc. in conjunction with CMG Capital Management Group, Inc. (“CMG”). To help limit potential loss associated with adverse market conditions, the model produces trade signals that dictate the NDR CMG Index’s equity allocation ranging from 100% fully invested (i.e., “long”) to 100% in cash (i.e., “flat”). When the NDR CMG Index is long, or 100% fully invested, it will be allocated to the S&P 500 Index. When the NDR CMG Index is flat, or 100% cash, it will be allocated to the Solactive 13-week U.S. T-bill Index. When the NDR CMG Index is not completely long or flat, 50% of it will be allocated to the S&P 500 Index, with the remaining 50% allocated to the Solactive 13-week U.S. T-bill Index. The Fund currently seeks to replicate the NDR CMG Index when the NDR CMG Index has any equity allocation (as discussed further below) by holding shares of one or more exchange-traded funds (“ETFs”) whose investment objective is to track the performance of the S&P 500 Index, rather than investing directly in the shares of the 500 companies comprising the S&P 500 Index, until the Fund reaches, in the opinion of the Adviser, an adequate asset size. When the Fund reaches an adequate size and the NDR CMG Index has an equity allocation, the Fund may then seek to replicate the NDR CMG Index by investing directly in the shares of the 500 companies comprising the S&P 500 Index. The Solactive 13-week U.S. T-bill Index invests in one 13-week U.S. Treasury bill at a time, and a maximum of five U.S. Treasury bills in a calendar year. The Fund will track the most recent 13-week U.S. Treasury bill exposure in the Solactive 13-week U.S. T-bill Index to follow the NDR CMG Index’s flat, or cash, allocations.
The model produces daily trade signals to determine the NDR CMG Index’s equity allocation percentage through a two-phase process. The first phase produces an industry-level market breadth composite based on the S&P 500 industry groupings. As such, “market breadth” here refers to the aggregated weighted score of advancing and declining industries, as measured by three types of price-based, industry-level indicators: trend-following, volatility and mean-reversion. Trend-following primary indicators include momentum and various moving average measures to assess the current direction of the markets. Mean-reversion indicators are applied, which are based on the theory that prices and returns eventually move back towards their historical mean (or average). The volatility indicators determine whether near-term volatility has significantly risen relative to longer-term volatility to measure whether broad market risks have risen. The model applies these indicators across the S&P 500 industry groupings to ultimately produce trade signals that are either bullish (meaning prices are expected to increase over time) or bearish (meaning prices are expected to decrease over time). The final market breadth composite is the scaled aggregation of these indicators across the S&P 500 industries to determine the breadth composite score (between 0 and 100). The second phase utilizes the breadth composite score to produce the equity allocations for the NDR CMG Index. The model is automated and updates daily to take into account the various indicators that dictate the trade signals referenced above. As such, the NDR CMG Index may rebalance to new allocation percentages intra-month based on the model’s composite score and direction, and the Fund may seek to rebalance its allocation percentage level accordingly. In addition, the NDR CMG Index’s underlying indices (the S&P 500 Index and the Solactive 13-Week U.S. T-Bill Index) are each rebalanced on a quarterly basis. The overall composition of the NDR CMG Index is subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the NDR CMG Index by investing in a portfolio of securities that generally replicates the NDR CMG Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the NDR CMG Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the NDR CMG Index.
The Fund may become "non-diversified" as defined under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the NDR CMG Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the NDR CMG Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the NDR CMG Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the NDR CMG Index concentrates in an industry or group of industries. The degree to which certain sectors or industries are represented in the NDR CMG Index will change over time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that track and/or comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the NDR CMG Index concentrates in an industry or group of industries. The degree to which certain sectors or industries are represented in the NDR CMG Index will change over time.
VanEck Morningstar Global Wide Moat ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Morningstar Global Wide Moat Focus Index is comprised of securities issued by companies that Morningstar, Inc. (“Morningstar” or the “Index provider”) determines to have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”). The quantitative factors used by Morningstar to identify competitive advantages currently include historical and projected returns on invested capital relative to cost of capital. The qualitative factors used by Morningstar to identify competitive advantages currently include customer switching cost (i.e., the costs of customers switching to competitors), internal cost advantages, intangible assets (e.g., intellectual property and brands), network effects (i.e., whether products or services become more valuable as the number of customers grows) and efficient scale (i.e., whether the company effectively serves a limited market that potential rivals have little incentive to enter into). Wide moat companies are selected by Morningstar from the universe of companies represented in the Morningstar® Global Markets IndexSM (the “Parent Index”) a broad market index representing 97% of developed and emerging market capitalization that meet certain trading frequency, dollar trading volume and turnover and free-float market-capitalization requirements. The Morningstar Global Wide Moat Focus Index targets a select group of wide moat companies: those that according to Morningstar’s equity research team are attractively priced as of each Morningstar Global Wide Moat Focus Index review. Morningstar utilizes a momentum screen, in which momentum represents a security’s 12-month price change. The momentum screen is used to exclude 20% of wide moat companies in the Parent Index with the worst 12-month momentum based on a 12-month price change of each company’s securities. Out of the companies in the Parent Index that Morningstar determines are wide moat companies and display 12-month momentum in the top 80%, Morningstar selects companies to be included in the Morningstar Global Wide Moat Focus Index as determined by the ratio of Morningstar’s estimate of fair value of the issuer’s common stock to the price. Morningstar’s equity research fair value estimates are calculated using a standardized, proprietary valuation model that predominantly relies on a detailed projection of a company’s future cash flows. Wide moat companies may include medium-capitalization companies. The Fund, under normal market conditions, will invest at least 40% of its assets in companies organized or located in multiple countries outside the United States or doing a substantial amount of business in multiple countries outside the United States. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
As of December 31, 2025, the Global Wide Moat Focus Index included 74 securities of companies with a market capitalization range of between approximately $4.37 billion and $4.55 trillion and a weighted average full market capitalization of $190.95 billion. The maximum weight of an individual country or sector in the Morningstar Global Wide Moat Focus Index is capped at 10% more than its corresponding weight in the parent index at the time of reconstitution, or 40%, whichever is higher. The Morningstar Global Wide Moat Focus Index is divided into two equally weighted sub-portfolios, and each is reconstituted and rebalanced semi-annually on alternating quarters.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Morningstar Global Wide Moat Focus Index by investing in a portfolio of securities that generally replicates the Morningstar Global Wide Moat Focus Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Morningstar Global Wide Moat Focus Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Morningstar Global Wide Moat Focus Index.
The Fund may become “non-diversified” as defined under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Morningstar Global Wide Moat Focus Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the Morningstar Global Wide Moat Focus Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Morningstar Global Wide Moat Focus Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Morningstar Global Wide Moat Focus Index concentrates in an industry or group of industries. As of September 30, 2025, each of the information technology, consumer staples, consumer discretionary, communication services, health care and industrials sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Morningstar Global Wide Moat Focus Index concentrates in an industry or group of industries. As of September 30, 2025, each of the information technology, consumer staples, consumer discretionary, communication services, health care and industrials sectors represented a significant portion of the Fund.
VanEck Morningstar International Moat ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Morningstar Global Markets ex-US Wide Moat Focus Index is comprised of securities issued by companies that Morningstar, Inc. (“Morningstar” or the “Index provider”) determines have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”). The quantitative factors used by Morningstar to identify competitive advantages currently include historical and projected returns on invested capital relative to cost of capital. The qualitative factors used by Morningstar to identify competitive advantages currently include customer switching cost (i.e., the costs of customers switching to competitors), internal cost advantages, intangible assets (e.g., intellectual property and brands), network effects (i.e., whether products or services become more valuable as the number of customers grows) and efficient scale (i.e., whether the company effectively serves a limited market that potential rivals have little incentive to enter into). Wide moat companies are those that Morningstar believes will maintain its competitive advantage(s) for at least 20 years. Wide moat companies are selected from the universe of companies represented in the Morningstar® Global Markets ex-US IndexSM (the “Parent Index”), a broad market index representing 97% of developed ex-US and emerging markets market capitalization. The Morningstar Global Markets ex-US Wide Moat Focus Index targets a select group of equity securities of wide moat companies, which are those companies that, according to Morningstar’s equity research team, are attractively priced as of each Morningstar ex-US Wide Moat Focus Index review. Out of the companies in the Parent Index that Morningstar determines are wide moat companies, Morningstar selects companies to be included in the Morningstar Global Markets ex-US Wide Moat Focus Index as determined by the ratio of the issuer’s common stock price to Morningstar’s estimate of fair value. Morningstar’s fair value estimates are calculated using standardized, proprietary valuation models. Wide moat companies may include medium-capitalization companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
As of December 31, 2025, the Global ex-US Wide Moat Focus Index included 49 securities of companies with a full market capitalization range of between approximately $2.26 billion and $1.28 trillion and a weighted average full market capitalization of $93.56 billion. These amounts are subject to change.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Morningstar Global Markets ex-US Wide Moat Focus Index by investing in a portfolio of securities that generally replicates the Morningstar Global Markets ex-US Wide Moat Focus Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Morningstar Global Markets ex-US Wide Moat Focus Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Morningstar Global Markets ex-US Wide Moat Focus Index.
The Fund may become "non-diversified" as defined under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Morningstar Global Markets ex-US Wide Moat Focus Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the Morningstar Global Markets ex-US Wide Moat Focus Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Morningstar Global Markets ex-US Wide Moat Focus Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Morningstar Global Markets ex-US Wide Moat Focus Index concentrates in an industry or group of industries. As of September 30, 2025, each of the consumer staples, industrials, information technology and health care sectors represented a significant portion of the
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Morningstar Global Markets ex-US Wide Moat Focus Index concentrates in an industry or group of industries. As of September 30, 2025, each of the consumer staples, industrials, information technology and health care sectors represented a significant portion of the
VanEck Morningstar SMID Moat ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Morningstar US Small-Mid Cap Moat Focus Index is comprised of small- and medium-capitalization companies as defined by Morningstar, Inc. (“Morningstar” or the “Index provider”), that Morningstar determines have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide and narrow moat companies”). The quantitative factors used by Morningstar to identify competitive advantages currently include historical and projected returns on invested capital relative to cost of capital. The qualitative factors used by Morningstar to identify competitive advantages currently include customer switching cost (i.e., the costs of customers switching to competitors), internal cost advantages, intangible assets (e.g., intellectual property and brands), network effects (i.e., whether products or services become more valuable as the number of customers grows) and efficient scale (i.e., whether the company effectively serves a limited market that potential rivals have little incentive to enter into). Wide moat companies are those that
Morningstar believes will maintain their competitive advantage(s) for at least 20 years. Narrow moat companies are those that Morningstar believes will maintain their competitive advantage(s) for at least 10 years. Wide and narrow moat companies are selected from the universe of companies represented in the Morningstar® US Small-Mid Cap IndexSM (the “Parent Index”), a broad market index representing small- and medium-capitalization U.S. companies (which are defined by Morningstar as those between the 70% and 97% market capitalization range of the eligible universe of companies).
For purposes of the Parent Index, Morningstar considers those companies in the bottom 70% - 90% of total U.S. market cap to be medium-capitalization companies and those companies in the bottom 90% - 97% to be small-capitalization companies. The Index targets a select group of equity securities of wide and narrow moat companies, which are those companies that, according to Morningstar’s equity research team, are attractively priced based on pre-defined factors as of each index review. Morningstar utilizes a momentum screen, in which momentum represents a security’s 12-month price change. A momentum signal is used to exclude 20% of the wide and narrow moat stocks in the Parent Index with the worst 12-month momentum based on a 12-month price change of each stock. Out of the companies in the Parent Index that Morningstar determines are wide or narrow moat companies and display 12-month momentum in the top 80%, Morningstar selects companies to be included in the Index as determined by the ratio of the issuer’s common stock price to Morningstar’s estimate of fair value. Morningstar’s fair value estimates are calculated using standardized, proprietary valuation models. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
As of December 31, 2025, the US Small-Mid Cap Moat Focus Index included 106 securities of companies with a full market capitalization range of between approximately $4.30 billion and $83.08 billion and a weighted average full market capitalization of $25.70 billion. These amounts are subject to change. The Morningstar US Small-Mid Cap Moat Focus Index is divided into two equally-weighted sub-portfolios, and each is reconstituted and rebalanced semi-annually on alternating quarters.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Morningstar US Small-Mid Cap Moat Focus Index by investing in a portfolio of securities that generally replicates the Morningstar US Small-Mid Cap Moat Focus Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Morningstar US Small-Mid Cap Moat Focus Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to track the Morningstar US Small-Mid Cap Moat Focus Index.
The Fund may become “non-diversified” as defined under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Morningstar US Small-Mid Cap Moat Focus Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the Morningstar US Small-Mid Cap Moat Focus Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Morningstar US Small-Mid Cap Moat Focus Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Morningstar US Small-Mid Cap Moat Focus Index concentrates in an industry or group of industries. As of September 30, 2025, each of the industrials, information technology, consumer discretionary and health care sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Morningstar US Small-Mid Cap Moat Focus Index concentrates in an industry or group of industries. As of September 30, 2025, each of the industrials, information technology, consumer discretionary and health care sectors represented a significant portion of the Fund.
VanEck Morningstar Wide Moat ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Morningstar Wide Moat Focus Index is comprised of securities issued by companies that Morningstar, Inc. (“Morningstar” or the “Index provider”) determines to have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”). Wide moat companies are selected from the universe of companies represented in the Morningstar® US Market IndexSM, a broad market index representing 97% of U.S. market capitalization. The Morningstar Wide Moat Focus Index targets a select group of wide moat companies: those that according to Morningstar’s equity research team are attractively priced as of each Morningstar Wide Moat Focus Index review. Out of the companies in the Morningstar Wide Moat Focus Index that Morningstar determines are wide moat companies, Morningstar selects companies to be included in the Morningstar Wide Moat Focus Index as determined by the ratio of Morningstar’s estimate of fair value of the issuer’s common stock to the price. Morningstar’s equity research fair value estimates are calculated using a standardized, proprietary valuation model. Wide moat companies may include medium-capitalization companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
As of December 31, 2025, the Wide Moat Focus Index included 54 securities of companies with a full market capitalization range of between approximately $6.74 billion and $4.55 trillion and a weighted average full market capitalization of $265.72 billion. These amounts are subject to change.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Morningstar Wide Moat Focus Index by investing in a portfolio of securities that generally replicates the Morningstar Wide Moat Focus Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Morningstar Wide Moat Focus Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Morningstar Wide Moat Focus Index.
The Fund may become "non-diversified" as defined under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Morningstar Wide Moat Focus Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the Morningstar Wide Moat Focus Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Morningstar Wide Moat Focus Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Morningstar Wide Moat Focus Index concentrates in an industry or group of industries. As of September 30, 2025, each of the information technology, industrials, health care and consumer staples sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Morningstar Wide Moat Focus Index concentrates in an industry or group of industries. As of September 30, 2025, each of the information technology, industrials, health care and consumer staples sectors represented a significant portion of the Fund.
VanEck Morningstar Wide Moat Value ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Index is comprised of equity securities of companies that Morningstar, Inc. (“Morningstar” or the “Index provider”) determines (a) have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”) and (b) are attractively priced and weighted according to a modified equal weighting scheme that tilts exposure in favor of pure value companies. According to Morningstar, value companies tend to trade at low price ratios (based on metrics like earnings, book value and sales, or high dividend yields) and have low growth rates (based on earnings, sales, book value and cash flow). Wide moat companies are selected from the universe of companies represented in the Morningstar® US Market IndexSM (the “Parent Index”), a broad market index representing 97% of U.S. market capitalization. Wide moat companies included in the Parent Index are those that Morningstar believes will maintain their competitive advantage(s) for at least 20 years. The quantitative factors used by Morningstar to identify competitive advantages currently include historical and projected returns on invested capital relative to cost of capital. The qualitative factors used by Morningstar to identify competitive advantages currently include customer switching cost (i.e., the costs of customers switching to competitors), cost advantages, intangible assets (e.g., intellectual property and brands), network effects (i.e., whether products or services become more valuable as the number of customers grows) and efficient scale (i.e., whether the company effectively serves a limited market that potential rivals have little incentive to enter into). The Index targets a select group of equity securities of wide moat companies from the Parent Index: those that, according to Morningstar’s equity research team, are attractively priced based on pre-defined factors as of each index review. Morningstar selects companies to be included in the Index as determined by the ratio of the issuer’s common stock price to Morningstar’s estimate of fair value. Morningstar’s fair value estimates are calculated using standardized, proprietary valuation models. Morningstar also considers a company’s style characteristics. Wide moat companies are divided into three groups that represent their style characteristics along the growth/value spectrum: pure growth, blend, and pure value. Pure growth companies are excluded from the Index. Morningstar determines a company’s style orientation with a 10-factor model incorporating backward- and forward-looking metrics such as earnings, dividends, sales, cash flow and book value. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
As of December 31, 2025, the Morningstar US Broad Value Wide Moat Focus Index included securities of 39 companies with a full market capitalization range of between approximately $5.47 billion and $3.60 trillion and a weighted average full market capitalization of $128.30 billion. These amounts are subject to change. The Index is divided into two sub-portfolios and each is reconstituted and rebalanced semi-annually on alternating quarters. Each sub-portfolio follows the same eligibility and selection rules and the differences in components between the sub-portfolios are a result of the timing of the review of each sub-portfolio.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to track the Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the "Investment Company Act of 1940") and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of September 30, 2025, each of the health care, industrials and consumer staples sectors represented a significant portion of the Fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of September 30, 2025, each of the health care, industrials and consumer staples sectors represented a significant portion of the Fund.
VanEck Social Sentiment ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Sentiment Leaders Index is comprised of common stocks of U.S. companies selected by a rules-based quantitative methodology developed by BUZZ Holdings ULC (the “Index provider”), which is designed to identify the U.S. common stocks with the most “positive insights” collected from online sources including social media, news articles, blog posts and other alternative datasets. “Positive insights” are a measure of the degree of positive company sentiment as well as the breadth of active discussion about each company by participants on online platforms. The 75 companies with the highest positive insight scores that meet certain market capitalization and average daily trading volume requirements will be selected for inclusion in the Sentiment Leaders Index. Such companies may include medium-capitalization companies.
As of December 31, 2025, the Sentiment Leaders Index included 75 securities of companies with a market capitalization range of between approximately $4.2 billion and $4.5 trillion and a weighted average market capitalization of $717.8 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders. The Sentiment Leaders Index is reconstituted and rebalanced monthly.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Sentiment Leaders Index by investing in a portfolio of securities that generally replicates the Sentiment Leaders Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Sentiment Leaders Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to track the Sentiment Leaders Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Sentiment Leaders Index concentrates in an industry or group of industries. As of September 30, 2025, each of the information technology, consumer discretionary, communication services and financials sectors represented a significant portion of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Sentiment Leaders Index concentrates in an industry or group of industries. As of September 30, 2025, each of the information technology, consumer discretionary, communication services and financials sectors represented a significant portion of the Fund.
VanEck Real Assets ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in exchange traded products that provide exposure to real assets. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. This is expected to be accomplished through investment in domestic and foreign equity and debt securities, master limited partnerships (“MLPs”), and commodities, including ETFs and non-Investment Company Act of 1940 commodity pools or commodity trusts and exchange traded notes (“ETNs”) (collectively, “ETPs”). Real assets include commodities (such as gold), real estate, natural resources and infrastructure, as well as companies that own, operate, or derive a significant portion of their value from real assets or the production thereof. The investments held by the ETPs may include physical assets and equity securities of companies of any market capitalization, debt securities of any credit quality (including high-yield (or “junk”) securities), duration and maturity and emerging market securities. The Fund seeks to maximize “real returns” while seeking to reduce downside risk during sustained market declines. “Real returns” are defined as total returns adjusted for the effects of inflation.
The Adviser uses a proprietary quantitatively driven investment process that considers various inputs to guide asset allocation decisions and select real asset investments (and to thereby select ETPs that provide exposure to those real asset classes). The process uses various quantitative indicators to generate allocation signals among real asset investments. These signals are used as an input to guide which ETPs to allocate to.
The indicators used in the investment process may include, but are not limited to, equity price trends, commodity price trends, volatility (the measure of variation of returns for a given security or market index), and asset price correlations. The Adviser anticipates that the quantitatively based investment process will evolve over time and may incorporate additional indicators and/or remove or modify existing indicators. The Adviser may adjust the Fund's portfolio allocations, as needed, in response to the signal changes generated from the investment process. The Fund may engage in active and frequent trading of portfolio securities.
The Fund will invest in certain ETPs through the Subsidiary, an exempted limited company organized under the laws of the Cayman Islands. The Subsidiary is wholly owned and controlled by the Fund and is advised by the Adviser. The Fund’s investment in the Subsidiary will generally not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund's fiscal year. The Fund's investment in the Subsidiary, via the Subsidiary’s investment in ETPs, generally provides the Fund with exposure to commodities and futures and derivatives of commodities (“Commodities Instruments”) within the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions except that, unlike the Fund, it may invest, via its investment in ETPs, without limit in Commodities Instruments.
Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary. The Subsidiary will comply with the Investment Company Act of 1940 provisions governing affiliate transactions and custody of assets.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	under normal circumstances, at least 80% of its total assets in exchange traded products that provide exposure to real assets. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes.
VanEck Commodity Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in instruments that derive their value from the performance of commodities. These include exchange-traded commodity futures contracts, exchange-traded and over-the-counter (“OTC”) commodity-linked instruments, and pooled investment vehicles, including exchange-traded products (“ETPs”) that provide exposure to commodities (“Commodity Instruments”) and Cash and Fixed Income Investments (as defined below). For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Fund does not invest in commodities directly.
Commodities are assets that have tangible properties, such as oil, metals and agricultural products. The value of Commodity Instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes or political and regulatory developments. The Fund will seek to provide exposure to commodities from the following five sectors: energy, precious metals, industrial metals, agriculture and livestock.
The Adviser considers various inputs to guide asset allocation decisions and select Commodity Instruments that the Adviser believes will offer enhanced risk-adjusted returns. The term “risk-adjusted returns” does not imply that the Adviser employs low-risk strategies or that an investment in the Fund should be considered a low-risk or no risk investment. The Adviser seeks to maximize risk-adjusted returns through an optimization process that incorporates observed risks of each Commodity Instrument. Additionally, the Adviser may consider other factors, such as roll yield, price momentum and other discretionary factors of each Commodity Instrument to allocate the Fund’s portfolio to Commodity Instruments with the highest expected risk-adjusted returns. The term “roll yield” refers to either the positive or negative returns generated from rolling futures contracts. The term “price momentum” refers to the rate of acceleration of a security’s price. The Adviser will then determine which Commodity Instruments the Fund’s assets should be allocated to and the appropriate portfolio weights. Therefore, the Fund’s portfolio allocation will vary over time in the Adviser’s sole discretion and the Fund may not have economic exposure to a particular commodity at any given time.
The Fund will invest in certain Commodity Instruments through a subsidiary (the “Subsidiary”), an exempted limited company organized under the laws of the Cayman Islands. The Subsidiary is wholly owned and controlled by the Fund and is advised by the Adviser. The Fund’s investment in the Subsidiary will generally not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund's fiscal year. The Fund's investment in the Subsidiary generally provides the Fund with exposure to Commodity Instruments within the limits of the federal tax laws, which limit the ability of investment companies like the Fund to invest directly in such instruments. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions except that, unlike the Fund, it may invest without limit in Commodity Instruments.
The Fund expects to invest its assets in any one or more of the following to provide liquidity, serve as margin or collateralize the Fund’s investments in certain Commodity Instruments: U.S. Treasuries, other U.S. government obligations, money market funds and funds that invest in short-term bonds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), mortgage-backed securities issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises of the U.S. government (whether or not the securities are U.S. government securities) (together, "Agency MBS"), municipal debt securities, Treasury inflation-protected securities, sovereign debt obligations of non-U.S. countries, and repurchase agreements (the “Cash and Fixed Income Investments”).
Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), governing investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary. The Subsidiary will comply with the Investment Company Act of 1940 provisions governing affiliated transactions and custody of assets.
The Fund may engage in active and frequent trading of portfolio holdings.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in instruments that derive their value from the performance of commodities. These include exchange-traded commodity futures contracts, exchange-traded and over-the-counter (“OTC”) commodity-linked instruments, and pooled investment vehicles, including exchange-traded products (“ETPs”) that provide exposure to commodities (“Commodity Instruments”) and Cash and Fixed Income Investments (as defined below).
VanEck Technology TruSector ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of information technology-related companies or instruments that provide exposure to information technology-related companies as determined by the Adviser. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. Such companies may include those in the following industries: technology hardware, storage, and peripherals; software; communications equipment; semiconductors and semiconductor equipment; information technology (“IT”) services; and electronic equipment, instruments and components.
The Adviser utilizes a discretionary investment process that favors investments in information technology-related companies that are well-established market leaders. The Adviser takes into consideration characteristics such as industry dominance, large market capitalization, high growth, and strong operating performance. The Fund may gain exposure to these companies through holdings in publicly traded common stocks, exchange-traded funds that provide exposure to the various segments of the information technology sector and derivative instruments, such as total return swaps on individual securities. The Fund’s exposure to such derivatives will generally not exceed 20% of the notional value of the portfolio.
Information technology companies in the Fund are expected to be U.S. listed and may include large and medium-capitalization companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the "Investment Company Act of 1940") and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund will concentrate its investments in any one industry or a group of industries within the information technology sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of information technology-related companies or instruments that provide exposure to information technology-related companies as determined by the Adviser.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in any one industry or a group of industries within the information technology sector.
VanEck Consumer Discretionary TruSector ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of consumer discretionary-related companies or instruments that provide exposure to consumer discretionary-related companies as determined by the Adviser. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. Such companies may include those in the following industries: specialty retail; broadline retail (e.g., “one stop shop” retailers); hotels, restaurants and leisure; textiles, apparel and luxury goods; household durables (e.g., durable goods that typically last for three years or more); automobiles; automobile components; distributors (e.g., the movers of goods from manufacturers or suppliers to retail stores); leisure products; and diversified consumer services.
The Adviser utilizes a discretionary investment process that favors investments in consumer discretionary-related companies that are well-established market leaders. The Adviser takes into consideration characteristics such as industry dominance, large market capitalization, high growth, and strong operating performance. The Fund may gain exposure to these companies through holdings in publicly traded common stocks, exchange-traded funds that provide exposure to the various segments of the consumer discretionary sector and derivative instruments, such as total return swaps on individual securities. The Fund’s exposure to such derivatives will generally not exceed 20% of the notional value of the portfolio.
Consumer discretionary companies in the Fund are expected to be U.S. listed and may include large and medium-capitalization companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the "Investment Company Act of 1940") and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund will concentrate its investments in any one industry or a group of industries within the consumer discretionary sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of consumer discretionary-related companies or instruments that provide exposure to consumer discretionary-related companies as determined by the Adviser.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in any one industry or a group of industries within the consumer discretionary sector.
VanEck Communication Services TruSector ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of communication services-related companies or instruments that provide exposure to communication services-related companies as determined by the Adviser. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. Such companies may include those in the following industries: diversified telecommunication services; wireless telecommunication services; media; entertainment; and interactive media & services.
The Adviser utilizes a discretionary investment process that favors investments in communication services-related companies that are well-established market leaders. The Adviser takes into consideration characteristics such as industry dominance, large market capitalization, high growth, and strong operating performance. The Fund may gain exposure to these companies through holdings in publicly traded common stocks, exchange-traded funds that provide exposure to the various segments of the communication services sector and derivative instruments, such as total return swaps on individual securities. The Fund’s exposure to such derivatives will generally not exceed 20% of the notional value of the portfolio.
Communication services companies in the Fund are expected to be U.S. listed and may include large and medium-capitalization companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the "Investment Company Act of 1940") and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund will concentrate its investments in any one industry or a group of industries within the communication services sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of communication services-related companies or instruments that provide exposure to communication services-related companies as determined by the Adviser.